Net cash flow from operating activities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Net Cash Flow From Operating Activities [abstract]
Cash flows from operating activities
Cash flows from operating activities
in EUR million		2019	2018	2017
Cash flows from operating activities
Result before tax		5,653	6,986	8,085
Adjusted for:	- Depreciation and amortisation	789	520	520
	- Addition to loan loss provisions	1,120	656	676
	- Other non-cash items included in result before tax	1,213	–1,763	703
Taxation paid		–2,345	–1,602	–1,691
Changes in:	– Loans and advances to banks, not available on demand	–1,338	–777	–3,126
	– Deposits from banks, not payable on demand	–2,574	566	6,320
	Net change in loans and advances to/ from banks, not available/ payable on demand	–3,911	–211	3,194
	– Trading assets	605	16,928	–1,612
	– Trading liabilities	–3,173	–7,018	–9,575
	Net change in Trading assets and Trading liabilities	–2,568	9,910	–11,187
	Loans and advances to customers	–16,687	–31,356	–21,390
	Customer deposits	18,040	19,709	18,291
	– Non–trading derivatives	1,072	–215	–2,239
	– Assets designated at fair value through profit or loss	–7	–725	441
	– Assets mandatorily at fair value through profit or loss	23,343	–6,968	n/a
	– Other assets	1,363	684	–430
	– Other financial liabilities at fair value through profit or loss	–12,235	10,522	–565
	– Provisions and other liabilities	–1,784	769	339
	Other	11,752	4,067	–2,454
Net cash flow from/(used in) operating activities		13,055	6,915	–5,253